Segmental analysis - Schedule of capital expenditure by segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	£ 68,981		£ 60,804
Capital expenditure	3,717	£ 2,714
Depreciation, amortisation and impairment	(932)	(840)
Operating segments | UK Electricity Transmission
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	15,071		14,678
Capital expenditure	629	587
Depreciation, amortisation and impairment	(235)	(243)
Operating segments | UK Electricity Distribution
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	12,974		12,522
Capital expenditure	584	315
Depreciation, amortisation and impairment	(104)	(71)
Operating segments | UK Electricity System Operator
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	405		404
Capital expenditure	42	65
Depreciation, amortisation and impairment	(40)	(29)
Operating segments | New England
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	14,151		11,485
Capital expenditure	862	700
Depreciation, amortisation and impairment	(184)	(166)
Operating segments | New York
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	23,025		18,676
Capital expenditure	1,242	851
Depreciation, amortisation and impairment	(292)	(242)
Operating segments | NGV and Other
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,355		3,039
Capital expenditure	358	196
Depreciation, amortisation and impairment	(77)	(89)
UK
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	31,242		30,131
Capital expenditure	1,594	1,147
Depreciation, amortisation and impairment	(432)	(409)
US
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	37,739		30,673
Capital expenditure	2,123	1,567
Depreciation, amortisation and impairment	(500)	(431)
Property, plant and equipment
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	65,445		57,532
Capital expenditure	3,490	2,487
Depreciation, amortisation and impairment	(829)	(745)
Other intangible assets
Disclosure of operating segments [line items]
Net book value of property, plant and equipment and other intangible assets	3,536		£ 3,272
Capital expenditure	227	227
Depreciation, amortisation and impairment	£ (103)	£ (95)